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December 28, 2023	Renee E. Laws T +1 617 235 4975 renee.laws@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re: AMG Funds IV (Registration Nos. 033-68666 and 811-08004)

Ladies and Gentlemen:

On behalf of AMG Funds IV (the “Trust”), we are today filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Act”), by electronic submission via EDGAR, Post-Effective Amendment No. 200 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A under the Act (the “Registration Statement”). Pursuant to the requirements of Rule 485(a)(1), it is intended that the Amendment become effective on March 1, 2024, unless superseded by a subsequent filing.

The Amendment relates solely to AMG Beutel Goodman Core Plus Bond Fund and AMG Beutel Goodman International Equity Fund, each a series of the Trust. The Amendment does not supersede or amend any disclosure in the Trust’s Registration Statement relating to any other series of the Trust.

No fees are required in connection with this filing. Please direct any questions you may have with respect to this filing to me at (617) 235-4975.

Sincerely,

/s/ Renee E. Laws

Renee E. Laws